INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 140,993	$ 136,891
Cost of revenues	100,250	94,860
Gross profit	40,743	42,031
Operating expenses:
Research and development, net	14,292	14,965
Sales and Marketing	18,134	15,933
General and administrative	9,898	10,290
Total operating expenses	42,324	41,188
Operating income (loss)	(1,581)	843
Financial expenses and others, net	1,516	2,853
Loss before taxes on income	(3,097)	(2,010)
Taxes on income	711	872
Net loss	$ (3,808)	$ (2,882)
Basic net loss per share	$ (0.05)	$ (0.03)
Diluted net loss per share	$ (0.05)	$ (0.03)
Weighted average number of shares used in computing basic net loss per share	83,989,766	83,006,047
Weighted average number of shares used in computing diluted net loss per share	83,989,766	83,006,047